Income and Expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Income and Expenses
5.
Income and Expenses

Revenues from Contracts with Customers

Disaggregation of Revenue

We derived our revenue from the transfer of goods and services over time and at a point in time in the following major product lines. This is consistent with the revenue information that is disclosed for each reportable segment under IFRS 8, Operating Segments. See Note 4 – Operating Segment Information.

Set out is the disaggregation of PLDT Group’s revenues from contracts with customers for the years ended
December 31, 2023, 2022 and 2021:

Revenue Streams	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2023
Type of good or service
Service revenue	95,677	120,336	—	(14,181)	201,832
Non-service revenue	8,724	398	—	(1)	9,121
Total revenues from contracts with customers	104,401	120,734	—	(14,182)	210,953

Timing of revenue recognition
Transferred over time	95,677	120,336	—	(14,181)	201,832
Transferred at a point time	8,724	398	—	(1)	9,121
Total revenues from contracts with customers	104,401	120,734	—	(14,182)	210,953

December 31, 2022
Type of good or service
Service revenue	95,852	127,214	—	(27,722)	195,344
Non-service revenue	8,422	596	—	—	9,018
Total revenues from contracts with customers	104,274	127,810	—	(27,722)	204,362

Timing of revenue recognition
Transferred over time	95,852	127,214	—	(27,722)	195,344
Transferred at a point time	8,422	596	—	—	9,018
Total revenues from contracts with customers	104,274	127,810	—	(27,722)	204,362

December 31, 2021
Type of good or service
Service revenue	99,639	115,458	—	(30,417)	184,680
Non-service revenue	6,980	534	—	(8)	7,506
Total revenues from contracts with customers	106,619	115,992	—	(30,425)	192,186

Timing of revenue recognition
Transferred over time	99,639	115,458	—	(30,417)	184,680
Transferred at a point time	6,980	534	—	(8)	7,506
Total revenues from contracts with customers	106,619	115,992	—	(30,425)	192,186

Remaining performance obligations are associated with our wireless and fixed line subscription contracts. As at
December 31, 2023, excluding the performance obligations for contracts with original expected duration of less than one year, the aggregate amount of the transaction price allocated to remaining performance obligations was Php40,487 million, of which we expect to recognize approximately 56% in 2024 and 44% in 2025 and onwards. As at December 31, 2022, excluding the performance obligations for contracts with original expected duration of less than one year, the aggregate amount of the transaction price allocated to remaining performance obligations was Php47,049 million, of which we recognized approximately 55% in 2023 and expect to recognize 45% in 2024 and onwards.

Contract Balances

Contract balances as at December 31, 2023 and 2022 consists of the following:

	2023	2022
		(in million pesos)
Trade and other receivables (Note 16)	43,301	39,916
Contract assets	1,960	2,278
Contract liabilities and unearned revenues (Notes 21 and 23)	18,895	17,114

The increase in gross trade and other receivables of Php3,385 million as at December 31, 2023 was primarily due to lower group collection rate.

The decrease of Php318 million in contract assets as at December 31, 2023 was due to more subscribers availing devices with cash out or amortization resulting to lower IFRS adjustment.

The increase of Php1,781 million in contract liabilities and unearned revenues as at December 31, 2023 was mainly due to installation fees charged for new contracts.

Set out below is the movement in the allowance for expected credit losses of contracts assets for the years ended
December 31, 2023, 2022 and 2021.

	2023	2022	2021
		(in million pesos)
Balances at beginning of the year	45	55	92
Provisions	(3)	4	32
Reclassification	—	(14)	(69)
Balances at end of the year	42	45	55

Changes in the contract liabilities and unearned revenues accounts for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Balances at beginning of the year	17,114	13,621	9,571
Deferred during the year	135,982	123,218	138,346
Recognized as revenue during the year	(134,201)	(119,725)	(134,296)
Balances at end of the year	18,895	17,114	13,621

The contract liabilities and unearned revenues accounts as at December 31, 2023 and 2022 are as follows:

	2023	2022
		(in million pesos)
Unearned revenues from prepaid contracts	6,864	5,842
Leased facilities	4,851	4,938
Short-term advances for installation services	5,004	4,180
Advance monthly service fees	2,152	2,136
Long-term advances from equipment	24	18
Total contract liabilities and unearned revenues	18,895	17,114

Contract liabilities:
Noncurrent (Note 21)	300	204
Current (Note 23)	16	5

Unearned revenues:
Noncurrent (Note 21)	7,906	7,411
Current (Note 23)	10,673	9,494

Unearned revenues on leased circuits pertain to prepayments for various leased circuit contracts. See Note 24 – Related Party Transactions.

Selling, General and Administrative Expenses

Selling, general and administrative expenses for the years ended December 31, 2023, 2022 and 2021 consist of the following:

	2023	2022	2021
		(in million pesos)
Repairs and maintenance (Notes 13, 17 and 24)	30,186	28,923	24,569
Compensation and employee benefits	24,644	29,256	24,884
Professional and other contracted services (Note 24)	9,077	8,828	8,352
Selling and promotions (Notes 18 and 24)	8,037	6,558	6,704
Taxes and licenses	5,215	4,044	4,314
Rent (Notes 10 and 24)	1,372	2,031	2,240
Insurance and security services (Note 24)	1,344	1,576	1,730
Communication, training and travel (Note 24)	1,229	1,467	963
Amortization of intangible assets (Note 14)	221	228	2,822
Other expenses	551	1,565	1,108
Total selling, general and administrative expenses	81,876	84,476	77,686

Compensation and Employee Benefits

Compensation and employee benefits for the years ended December 31, 2023, 2022 and 2021 consist of the following:

	2023	2022	2021
		(in million pesos)
Salaries and other employee benefits	20,358	21,213	21,216
MRP	2,021	5,028	269
Pension benefit costs (Note 25)	1,426	1,743	2,213
Incentive plan (Note 25)	839	1,272	1,186
Total compensation and employee benefits	24,644	29,256	24,884

Over the past several years, we have been implementing the MRP in line with our continuing efforts to reduce the cost base of our businesses. The decision to implement the MRP was a result of challenges faced by our businesses as significant changes in technology, increasing competition, and shifting market preferences have reshaped the future of our businesses. The MRP is being implemented in compliance with the Labor Code of the Philippines and all other relevant labor laws and regulations in the Philippines.

Cost of Sales and Services

Cost of sales and services for the years ended December 31, 2023, 2022 and 2021 consist of the following:

	2023	2022	2021
		(in million pesos)
Cost of mobile handsets, broadband data modems and devices	10,509	9,775	8,286
Cost of services	4,144	3,143	3,068
Cost of point-product-sales	439	1,254	1,563
Total cost of sales and services	15,092	14,172	12,917

Asset Impairment

Asset impairment for the years ended December 31, 2023, 2022 and 2021 consist of the following:

	2023	2022	2021
		(in million pesos)
Trade and other receivables (Note 16)	4,119	5,126	3,694
Contract assets	224	227	253
Inventories and supplies (Note 17)	89	408	847
Property and equipment (Note 9)	—	282	148
Prepayments and other nonfinancial assets	—	1	—
Total asset impairment	4,432	6,044	4,942

Other Income (Expenses) – Net

Other income (expenses) – net for the years ended December 31, 2023, 2022 and 2021 consist of the following:

	2023	2022	2021
		(in million pesos)
Gain on sale and leaseback of telecom towers – gross of expenses (Note 9)	7,777	25,852	—
Gains on derivative financial instruments – net (Note 27)	1,198	2,322	1,400
Foreign exchange gains (losses) – net	1,149	(4,687)	(3,899)
Interest income	1,016	653	655
Gain on sale of property and equipment	468	148	884
Income from prescription of preferred shares redemption liability (Note 19)	—	7,839	—
Gain on dilution of shares in MIH (Note 11)	—	660	826
Loss on debt modification(1)	—	295	1,372
Reversal of prior-year provisions	—	—	2,594
Gain on change in fair value of Phunware, Inc., or Phunware	—	—	306
Gain on sale of Phunware	—	—	115
Equity share in net losses of associates and joint ventures (Note 11)	(2,806)	(3,304)	(1,101)
Financing costs – net	(13,755)	(11,759)	(10,402)
Others – net	736	1,078	635
Total other income (expenses) – net	(4,217)	19,097	(6,615)

(1) PLDT and Smart re-negotiated terms of selected outstanding Philippine Peso loans in 2022 and 2021. Under IFRS 9, the difference of the current carrying value and the present value of the modified cash flows of the loan should be recognized as a gain or loss on debt modification.

Interest Income

Interest income for the years ended December 31, 2023, 2022 and 2021 consist of the following:

	2023	2022	2021
		(in million pesos)
Interest income on cash and cash equivalents - continuing operation (Note 15)	469	255	268
Interest income arising from revenue contracts with customers	467	294	299
Interest income on financial instruments at amortized cost (Note 12)	54	59	13
Interest income on financial instruments at FVPL	12	12	23
Interest income on financial instruments at FVOCI	—	—	2
Interest income – others	14	33	50
Total interest income	1,016	653	655

Financing Costs – Net

Financing costs – net for the years ended December 31, 2023, 2022 and 2021 consist of the following:

	2023	2022	2021
		(in million pesos)
Interest on loans and other related items (Notes 20 and 27)	12,159	10,860	10,482
Accretion on lease liabilities (Note 10)	3,266	2,057	1,158
Accretion on financial liabilities	409	375	239
Financing charges	90	215	105
Capitalized interest (Notes 9 and 28)	(2,169)	(1,748)	(1,582)
Total financing costs – net	13,755	11,759	10,402